SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
SPECIAL (GAINS) AND CHARGES
Special (gains) and charges

MILLIONS	2011	2010	2009

Net sales
Customer agreement modification	$29.6	$—	$—
Cost of sales
Restructuring charges	5.3	—	12.6
Recognition of Nalco inventory fair value step-up	3.6	—	—
Subtotal	8.9	—	12.6
Special (gains) and charges
Restructuring charges	69.0	—	59.9
Business structure and optimization	0.9	10.9	2.8
Nalco merger and integration charges	57.7	—	—
Cleantec acquisition integration charges	3.4	—	—
Gain on sale of investment	—	(5.9)	—
Venezuela currency devaluation	—	4.2	—
Other items	—	(1.7)	4.4
Subtotal	131.0	7.5	67.1
Interest expense, net
Nalco merger credit facility fees	1.5	—	—
Total special (gains) and charges	$171.0	$7.5	$79.7

Restructuring charges and subsequent activity

	2011 Restructuring Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1
Cash payments	(22.2)	—	(2.6)	(24.8)
Non-cash charges	—	(0.5)	—	(0.5)
Currency translation	(2.2)	—	—	(2.2)
Restructuring liability, December 31, 2011	$36.1	$—	$4.5	$40.6